Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information Of Financial Position [Abstract]
Lease liabilities at beginning of the year	€ 9,979
Increase without cash impact	6
Repayment	907	€ 830
Decrease without cash impact	5,296
FX rate impact	225
Capitalized interests	0
Lease liabilities at end of the year	€ 4,007